SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 02, 2015	Feb. 19, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 13, 2015
Subsequent Event [Line Items]
Repayments of Lines of Credit				$ 4,071,810	$ 1,285,000	$ 5,525,446	$ 4,464,297
Repayments of Related Party Debt				0	$ 115,000	430,591	$ 115,319
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 1,000,000
Debt Instrument, Repurchased Face Amount				1,000,000
Proceeds from Issuance of Debt				410,000
Repayments of Related Party Debt	$ 905,000
TD Bank [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 3,000,000		$ 1,215,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		53,797
Change in the Outstanding Number Of Shares Due To Acquisition Agreement Settlement			53,797
Contingent Consideration Classified as Equity, Fair Value Disclosure			$ 133,000
Business Combination, Contingent Consideration Arrangements, Basis for Amount				which represented 5% of the trailing 12 months revenue generated by the acquired customers of the Divisions
Business Combination, Contingent Consideration Arrangements, Description				50%
Subsequent Event [Member] | Acquired Customers [Member]
Subsequent Event [Line Items]
Adjustment On Payment Of Assets Purchases				$ 38,127
Payments for Purchase of Other Assets				21,888
Subsequent Event [Member] | QHR Corporation [Member]
Subsequent Event [Line Items]
Accounts Receivable, Related Parties				$ 260,000
Subsequent Event [Member] | TD Bank [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Increase (Decrease) for Period, Description			the Companys line of credit with TD Bank was increased from $1.215 million to $3.0 million under the same terms. Also during March 2015, the Company formed a wholly-owned subsidiary in Poland, MTBC-Europe Sp. z.o.o. The Poland subsidiary will provide operational support and serve as a back-up facility.
Line of Credit Facility, Maximum Borrowing Capacity			$ 3,000,000
Repayments of Lines of Credit	4,000,000
Subsequent Event [Member] | For Three Years [Member]
Subsequent Event [Line Items]
Other Commitments, Description				the Company will pay QHR an amount equal to 5% of the gross fees earned and received by the Company from the acquired customers during the 12 month period beginning on the second anniversary of the acquisitions closing date
Business Combination, Contingent Consideration Arrangements, Description				30%
Subsequent Event [Member] | Opus Bank [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt	$ 10,000,000
Debt Instrument, Description	September 2, 2015
Subsequent Event [Member] | Opus Bank [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Subsequent Event [Member] | Opus Bank [Member] | Term Loan One [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	4,000,000
Subsequent Event [Member] | Opus Bank [Member] | Term Loan Two [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 4,000,000